Income Tax - Reconciliation between Actual Tax Expense and Calculated Tax Based on Accounting Profit at Applicable Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation between actual tax expense and calculated tax based on accounting profit at applicable tax rates [abstract]
Profit before income tax	¥ 4,055	¥ 4,364	[1],[2]	¥ 8,874	[1],[2],[3]
Notional tax on profit before taxation, calculated at the rates applicable to profits in the tax jurisdictions concerned (Note 16(a))	964	1,089		2,179
Non-deductible expenses	18	23		9
Share of results of associates and joint ventures and other non-taxable income	(50)	(121)		(137)
Taxable temporary differences for which no deferred tax liabilities were recognized	0	0		(27)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	62	73		26
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(3)	(17)		(72)
Under/(over)-provision in prior year	10	(27)		(2)
Super deduction of research and development expenses	(30)	(20)		0
Income tax expense	¥ 971	¥ 1,000	[1]	¥ 1,976	[1],[3]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).